DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Discontinued Operations [Table Text Block]
Cash consideration received	$800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
812,621

Loss on sale of discontinued operation	12,621

Schedule of Results of the Discontinued Operation [Table Text Block]
Total discontinued operation	2014	2013
– Statement of comprehensive loss
Expenses [1]
Field camp expenses	-	27,879
Surveying	-	-
Geophysics	-	2,708
Geochemistry	-	370
Geology	-	112,033
Drilling	-	-
Professional fees	2,072	28,758
Environmental testing	-	-
General and administrative	85,951	902,343
Gain on sale of capital assets	-	(42,292)
Impairment of mineral properties	-	17,448,198
Depreciation	7,312	46,723
Net loss before discontinuing operations [2]	95,335	18,526,720
Loss on sale of discontinued operations	12,621	-

Net loss from discontinued operations	$107,956	$18,526,720

Schedule of Cash Flows from the Discontinued Operation [Table Text Block]
	For the	For the year
	period	ended
	ended July	December 31,
	15, 2014	2013

CASH PROVIDED BY (USED IN)
Operating activities:
Net loss from discontinued operation	$(107,956)	$(18,526,720)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	-	17,448,198
Depreciation	7,312	46,723
Gain on sale of capital assets	-	(42,292)
Loss from discontinued operation	12,621	-
Stock based compensation - employees	3,196	112,033
Changes in non-cash working capital balances
Prepaids and advances	2,980	51,317
Due from related parties	-	-
Accounts payable	(213,461)	5,472
Cash used in operating activities	(295,308)	(905,269)
Financing activities
(Repayment to)/advance from parent	(501,834)	733,167
Cash(used in)/provided by financing activities	(501,834)	733,167
Investing activities
Proceeds from sale of capital assets	-	84,163
Proceeds from sale of discontinued operation	800,000	-
Cash provided by investing activities	800,000	84,163

Net increase/(decrease) in cash	2,858	(87,939)

Cash, beginning of the period	2,799	90,738
Cash balance included in net assets disposed	(5,657)	-
Cash, end of the period	$-	$2,799